Investments: Investments in Debt Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost	$ 10,100	$ 10,650
Debt securities, available for sale, at fair value	9,368	10,667
US Government Agencies Debt Securities
Debt Securities, Available-for-sale, Amortized Cost	8,745	9,052
Debt Securities, Available-for-sale, Unrealized Gain	0	5
Debt Securities, Available-for-sale, Unrealized Loss	(790)	(103)
Debt securities, available for sale, at fair value	7,955	8,954
Residential Mortgage Backed Securities
Debt Securities, Available-for-sale, Amortized Cost	1,355	1,598
Debt Securities, Available-for-sale, Unrealized Gain	58	115
Debt Securities, Available-for-sale, Unrealized Loss	0	0
Debt securities, available for sale, at fair value	1,413	1,713
Debt Securities
Debt Securities, Available-for-sale, Amortized Cost	10,100	10,650
Debt Securities, Available-for-sale, Unrealized Gain	58	120
Debt Securities, Available-for-sale, Unrealized Loss	(790)	(103)
Debt securities, available for sale, at fair value	$ 9,368	$ 10,667